Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 12 - Subsequent Events

The Company evaluated subsequent events through August 14, 2026, the date these consolidated financial statements were issued, and determined that there were no material subsequent events requiring adjustment to, or disclosure in, the consolidated financial statements for the six months ended June 30, 2026, other than as described below.

On July 8, 2026, the Company received written notice (the “Notice”) from The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company had regained compliance with the minimum stockholders’ equity requirement for continued listing set forth in Nasdaq Listing Rule 5550(b)(1).

Pursuant to Nasdaq Listing Rule 5815(d)(4)(A) and the Notice, the Company is subject to a Discretionary Panel Monitor for a period of one year beginning July 1, 2026. If, during the monitoring period, Nasdaq Listing Qualifications Staff determines that the Company is again out of compliance with any Nasdaq Listing Rule, the Company will not be permitted to submit a compliance plan or be afforded an otherwise applicable cure or compliance period. Instead, Nasdaq Listing Qualifications Staff will issue a delisting determination, and the Company would have the opportunity to request a new hearing before the applicable Nasdaq Hearings Panel in accordance with Nasdaq Listing Rule 5815(d)(4)(C). There can be no assurance that the Company will maintain compliance with Nasdaq’s continued listing requirements during the monitoring period.

Note 15 - Subsequent Events

The Company has evaluated events through March 31, 2026, the filing date of this Annual Report on Form 10-K and determined that there have been no additional subsequent events that occurred that would require adjustments to our disclosures in the consolidated financial statements, other than the following:

On February 23, 2026, the Company completed a sale and transfer of $150,000 of digital assets to fund ongoing operations.

On February 26, 2026, the Company issued a total of 64,274 shares of its common stock in return for aggregate net proceeds of $263,748 under the October 2025 ATM Agreement, which takes into account $8,154 in compensation paid to Lucid.

On March 16, 2026, the Company completed a sale and transfer of $150,000 of digital assets to fund ongoing operations.

On March 19, 2026, the Company implemented a reduction in workforce as part of efforts to extend its cash runway and align resources with its strategic priorities. In connection with this action, the Company expects to incur pre-tax cash charges of approximately $51,282 related to severance payments, which are expected to be recognized in the first quarter of 2026.

On March 25, 2026, the Company announced that it had initiated a process to evaluate a range of strategic alternatives aimed at maximizing shareholder value. The Company continues to evaluate these alternatives; however, there can be no assurance as to the outcome or timing of this process